Consolidated Statements of Changes in Equity and Shareholders' Equity (Deficit) - USD ($)	Preferred Stock Series D Preferred Stock	Common Stock Public Offering	Common Stock At Market Issuance sales	Common Stock Pre-funded warrants	Common Stock New Warrants	Common Stock Existing Warrants	Common Stock	Additional Paid-In Capital Public Offering	Additional Paid-In Capital At Market Issuance sales	Additional Paid-In Capital Pre-funded warrants	Additional Paid-In Capital New Warrants	Additional Paid-In Capital Existing Warrants	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Public Offering	At Market Issuance sales	Pre-funded warrants	New Warrants	Existing Warrants	Total
Balance at Dec. 31, 2022							$ 182						$ 217,067,691	$ 24,747	$ (219,563,446)						$ (2,470,826)
Balance (in shares) at Dec. 31, 2022							181,898
Balance at Dec. 31, 2022	$ 43
Issuance of common stock pursuant to At Market Issuance Sales Agreement			$ 53						$ 3,091,409								$ 3,091,462
Issuance of common stock pursuant to At Market Issuance Sales Agreement (in shares)			53,202
Redemption of Series D preferred stock	(43)
Issuance of common stock and pre-funded warrants in connection with public offering		$ 144						$ 8,495,673								$ 8,495,817
Issuance of common stock and pre-funded warrants in connection with public offering (in shares)		143,844
Issuance costs associated with sales of common stock								(834,061)	(113,217)							(834,061)	(113,217)
Issuance of common stock to vendors							$ 3						72,997								73,000
Issuance of common stock to vendors (in shares)							3,125
Issuance of common stock for purchase option							$ 2						49,998								50,000
Issuance of common stock for purchase option (in shares)							1,978
Issuance of common stock upon exercise of warrants							$ 265						3,034								3,299
Issuance of common stock upon exercise of warrants (in shares)							264,714
Share-based compensation expense													370,182								370,182
Foreign currency translation adjustment														(2,504)							(2,504)
Net loss															(6,140,730)						(6,140,730)
Balance at Dec. 31, 2023							$ 649						228,203,706	22,243	(225,704,176)						2,522,422
Balance (in Shares) at Dec. 31, 2023							648,761
Issuance of common stock pursuant to At Market Issuance Sales Agreement			$ 229						1,071,330								1,071,559
Issuance of common stock pursuant to At Market Issuance Sales Agreement (in shares)			229,078
Issuance of common stock and pre-funded warrants in connection with public offering		$ 205						4,741,195								4,741,400
Issuance of common stock and pre-funded warrants in connection with public offering (in shares)		204,694
Issuance costs associated with sales of common stock								$ (625,065)	$ (24,484)							$ (625,065)	$ (24,484)
Issuance of common stock to vendors							$ 5						15,795								15,800
Issuance of common stock to vendors (in shares)							5,000
Fractional shares issued in reverse stock split							$ 115						(115)
Fractional shares issued in reverse stock split (in shares)							114,735
Issuance of common stock upon exercise of warrants				$ 537	$ 35	$ 703				$ 8,063	$ 222,787	$ 4,218,047						$ 8,600	$ 222,822	$ 4,218,750
Issuance of common stock upon exercise of warrants (in shares)				537,500	34,816	703,125
Issuance costs associated with warrant inducement													(7,552,457)								(7,552,457)
Warrant modification - incremental fair value													7,177,683								7,177,683
Issuance of common stock associated with conversion of debt							$ 36						254,220								254,256
Issuance of common stock associated with conversion of debt (in shares)							36,790
Share-based compensation expense													329,815								329,815
Foreign currency translation adjustment														23,546							23,546
Net loss															(8,266,576)						(8,266,576)
Balance at Dec. 31, 2024							$ 2,514						$ 238,040,520	$ 45,789	$ (233,970,752)						$ 4,118,071
Balance (in Shares) at Dec. 31, 2024							2,514,499
Balance at Dec. 31, 2024	$ 0